Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash received from operations	€ 47,314	€ 46,925	€ 46,415
Cash paid from operations	(34,646)	(34,778)	(34,379)
Net payments of interest and other financial expenses net of dividends received	(565)	(292)	(1,309)
Taxes (paid)/proceeds	(454)	(92)	(459)
Net cash flow provided by operating activities	11,649	11,763	10,268
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	(5,851)	(5,508)	(6,164)
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	1,004	(115)	13,369
Payments on investments in companies, net of cash and cash equivalents acquired	(252)	(1,628)	(414)
Proceeds on financial investments not included under cash equivalents	1,432	2,967	2,163
Payments on financial investments not included under cash equivalents	(1,475)	(2,575)	(1,474)
Net proceeds/(payments) for temporary financial investments	856	1,532	(1,584)
Net cash flow used in investing activities	(4,286)	(5,327)	5,896
Dividends paid	(2,139)	(1,397)	(3,630)
Proceeds from share capital increase with minority interest	113	1,022	0
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(1,771)	(555)	(604)
Operations with other equity holders	(329)	(268)	(354)
Proceeds on issue of debentures and bonds and other debts	967	1,746	561
Proceeds on loans, borrowings and promissory notes	1,707	839	3,085
Repayments of debentures and bonds and other debts	(1,910)	(3,541)	(5,847)
Repayments of loans, borrowings and promissory notes	(1,465)	(3,077)	(4,146)
Lease principal payments	(2,114)	(1,996)	(1,782)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(245)	(698)	(273)
Net cash used in financing activities	(7,186)	(7,925)	(12,990)
Effect of changes in exchange rates	(258)	156	(179)
Cash reclassified to assets held for sale	(14)	0	(7)
Effect of changes in consolidation methods and others	1	(2)	(12)
Net increase (decrease) in cash and cash equivalents during the year	(94)	(1,335)	2,976
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	7,245	8,580	5,604
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	7,151	7,245	8,580
RECONCILIATION OF CASH AND CASH EQUIVALENTS WITH THE STATEMENTS OF FINANCIAL POSITION
CASH AND CASH EQUIVALENTS TOTAL	7,151	7,245	8,580
Cash on hand and at banks	6,265	6,653	7,353
Other cash equivalents	€ 886	€ 592	€ 1,227